[GRAPHIC]

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST     SEMIANNUAL REPORT

MAY 31, 2002

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

The environment for the municipal bond market has been shaped by economic events and investor uncertainties over the past six months. Although the Federal Reserve halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter suggested that the Fed could act early in 2002 to begin to raise short-term interest rates; however, they remained at a 40-year low throughout the period. Indications of more moderate economic growth in the second quarter raised the possibility that the Fed may delay action until later in the year.

The municipal bond market was one of the strongest bond market sectors for the six-month period. As cities and states face leaner times and tighter budgets, the volume of new municipal bonds increased somewhat. However, demand also increased as investors favored bonds over stocks, and that has helped support municipal bond returns.

The following report will provide you with more detailed information about the trust's performance and the strategies used by portfolio manager Maureen G. Newman. For more information, contact your financial advisor. As always, we thank you for investing in Colonial Investment Grade Municipal Trust and for giving us the opportunity to help you build a strong financial future.

/s/ Keith T. Banks

Keith T. Banks
President
Colonial Management Associates, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions can frequently change. There is not assurance that the trends described herein will continue or commence.

PORTFOLIO MANAGER'S REPORT

     For the six-month period ended May 31, 2002, Colonial Investment Grade Municipal Trust generated a 2.88% total return, based on net asset value. The trust outperformed the average 2.62% return of its peer group, the Lipper General Municipal Debt Funds (Leveraged). The trust benefited from its relatively large allocation to intermediate-term bonds, which generally outperformed long-maturity bonds. Also, the trust's leverage, investing the proceeds from the sale of preferred shares in long-term bonds and paying out a short rate, boosted its income stream. As a result, the income available for distribution to common shareholders was enhanced.

     The trust's relatively long duration at the beginning of the period detracted from performance. However, we shortened duration as economic growth improved. Duration measures sensitivity to interest rate changes (see sidebar). The trust's investment in Ogden Haverhill Project, (0.6% of net assets) a resource recovery project in Haverhill, Massachusetts, also had a negative effect on performance. These bonds lost value when its parent company filed for bankruptcy, even though the operations and finances of Ogden Haverhill Project have not been affected by the bankruptcy.

     Effective July 31, 2002, the trust's investment strategies were changed to indicate that the trust will, under normal conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade Municipal Obligations (bonds rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Ratings Services, or comparably rated by another national bond rating service or unrated but considered to be of comparable quality by the trust's advisor). "Municipal Obligations" are debt obligations, the interest on which was at the time of issuance, in the opinion of bond counsel to the issuer, exempt from federal income tax (other than the possible incidence of any alternative minimum tax). Prior to July 31, 2002, the trust was required to invest primarily (at least 65% of its assets) in investment grade Municipal Obligations.

     We have structured the portfolio to take advantage of a moderately improving economic environment, one in which interest rates will stabilize or rise. In the months ahead, we expect most of the trust's total return to come from income. Therefore, we added small positions in several cyclical issuers, including Cessna Citation Service Center (0.3% of net assets)(1), the aircraft division of Textron Manufacturing Company which have the potential to boost the trust's income. In keeping with our income-producing strategy, we plan to invest a small portion of the trust's assets in lower quality bonds.

/s/ Maureen G. Newman

MAUREEN G. NEWMAN

Maureen G. Newman is the portfolio manager of Colonial Investment Grade Municipal Trust and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.

(1) Holdings are disclosed as of May 31, 2002 and are subject to change.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trusts. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

PRICE PER SHARE AS OF 5/31/02 ($)

Net asset value                      11.02
------------------------------------------
Market price                         10.44
------------------------------------------
6-MONTH TOTAL RETURNS (%)
Net asset value                       2.88
------------------------------------------
Market price                         (0.83)
------------------------------------------
DISTRIBUTIONS DECLARED
PER COMMON SHARE ($)
12/1/01-5/31/02                       0.34
------------------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 10 INDUSTRY SECTORS AS OF 5/31/02 (%)

Local general obligations                  17.8
-----------------------------------------------
Hospitals                                  10.1
-----------------------------------------------
State appropriated                          8.3
-----------------------------------------------
Education                                   8.1
-----------------------------------------------
State general obligations                   6.4
-----------------------------------------------
Refunded/escrowed                           4.8
-----------------------------------------------
Investor owned                              5.1
-----------------------------------------------
Toll facilities                             4.8
-----------------------------------------------
Special non-property tax                    4.7
-----------------------------------------------
Water & sewer                               4.1
-----------------------------------------------

Sector breakdowns are calculated as a percentage of net assets representing both common shares and auction preferred shares.

QUALITY BREAKDOWN AS OF 5/31/02 (%)

AAA                                        62.0
-----------------------------------------------
AA                                         15.5
-----------------------------------------------
A                                           6.7
-----------------------------------------------
BBB                                         7.0
-----------------------------------------------
BB                                          0.8
-----------------------------------------------
B                                           0.2
-----------------------------------------------
Non-rated                                   7.5
-----------------------------------------------
Cash equivalents                            0.3
-----------------------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the trust is actively managed, there can be no guarantee that the trust will continue to maintain this quality breakdown or invest in these sectors in the future.

ABOUT DURATION

Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a trust's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, usually we lower duration when we expect interest rates to rise or raise it when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, trust performance could be hurt.

INVESTMENT PORTFOLIO

May 31, 2002 (Unaudited)

MUNICIPAL BONDS - 98.3% (continued)                     PAR            VALUE
                                                    ------------    ------------
EDUCATION - 9.0%
EDUCATION - 8.1%
AL University of South Alabama,
   Series 1999,
     (a) 11/15/18                                   $  2,500,000    $  1,051,500
IL Chicago, State University Auxiliary
   Facilities, Series 1998,
     5.500% 12/01/23                                   1,085,000       1,139,825
MA State College Building Authority,
   Series 1999 A,
     (a) 05/01/23                                      2,710,000         896,360
MA State Health & Educational
   Facilities Authority, Brandeis
   University, Series 1998 I,
     4.750% 10/01/28                                   2,550,000       2,349,902
MA State Industrial Finance Agency:
   Tabor Academy, Series 1998,
     5.400% 12/01/28                                   1,000,000         955,430
   Tufts University, Series 1998 H,
     4.750% 02/15/28                                   1,500,000       1,385,385
MN University of Minnesota:
   Series 1996 A,
     5.750% 07/01/14                                     500,000         560,225
   Series 1999 A,
     5.500% 07/01/21                                   2,000,000       2,145,000
MO State Health & Educational
   Facilities Authority, Central Institute
   for the Deaf, Series 1999,
     5.850% 01/01/22                                     600,000         630,366
NY St. Lawrence County Industrial
   Development Agency,
   St. Lawrence University, Series 1998 A,
     5.500% 07/01/13                                   1,465,000       1,581,599
TX Texas Tech University, Series 1999,
     5.000% 02/15/29                                   2,500,000       2,393,300
                                                                    ------------
                                                                      15,088,892
                                                                    ------------

STUDENT LOAN - 0.9%
NE Nebhelp, Inc., Series 1993 A-6,
     6.450% 06/01/18                                   1,500,000       1,679,340
                                                                    ------------

--------------------------------------------------------------------------------
HEALTH CARE - 12.9%
HOSPITALS - 10.1%
AZ Maricopa County Industrial
   Development Authority,
   National Health Facilities II Project,
     5.100% 01/01/33                                   2,500,000       2,461,800
FL Orange County Health Facilities Authority,
   Orlando Regional Healthcare System:
   Series 1996 C,
     6.250% 10/01/13                                   2,460,000       2,886,084
   Series 1999,
     6.000% 10/01/26                                $    175,000    $    178,489
   Series 2002,
     5.750% 12/01/32 (b)                                 150,000         149,358
FL South Broward Hospital District,
   Series 2002,
     5.625% 05/01/32                                   1,000,000         989,240
IL Southwestern Illinois Development Authority,
   Anderson Hospital, Series 1999,
     5.375% 08/15/15                                     380,000         356,372
IL State Development Finance Authority,
   Adventist Health System, Series 1999,
     5.500% 11/15/20                                   1,000,000         957,630
IL State Health Facilities Authority,
   Swedish American Hospital, Series 2000,
     6.875% 11/15/30                                     500,000         532,985
LA Jefferson Parish Hospital Service
   District 2, Series 1998,
     5.250% 07/01/12                                   1,000,000       1,057,930
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999 A,
     5.625% 08/15/29                                     500,000         490,060
MA State Health & Educational
   Facilities Authority, South Shore Hospital,
   Series 1999 F,
     5.750% 07/01/29                                   1,000,000         990,460
MD State Health & Educational
   Facilities Authority, University of
   Maryland Medical System,
     6.750% 07/01/30                                     250,000         269,732
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 B,
     5.375% 07/01/28                                     500,000         416,145
NC State Medical Care Commission,
   Gaston Health Care, Series 1998,
     5.000% 02/15/29                                   2,450,000       2,292,367
NH Higher Educational & Health Facilities,
   Catholic Medical Center, Series 1989,
     6.000% 07/01/17                                   2,500,000       2,500,175
NV Henderson, Catholic Healthcare West,
   Series 1999 A,
     6.750% 07/01/20                                     500,000         524,685
TN Metropolitan Government, Nashville
   & Davidson Counties, Meharry Medical
   College, Series 1996,
     6.000% 12/01/16                                   1,575,000       1,790,302
                                                                    ------------
                                                                      18,843,814
                                                                    ------------

INTERMEDIATE CARE FACILITIES - 0.2%
IL State Development Finance Authority,
   Hoosier Care, Inc., Series 1999 A,
     7.125% 06/01/34                                     475,000         415,625
                                                                    ------------

See notes to investment portfolio.

MUNICIPAL BONDS - 98.3% (continued)                     PAR            VALUE
                                                    ------------    ------------
NURSING HOMES - 2.6%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                                $    500,000    $    499,375
CO Health Care Facilities Authority,
   Pioneer Health Care, Series 1989,
     10.500% 05/01/19                                  1,620,000       1,597,725
DE State Economic Development
   Authority, Churchman Village
   Project, Series 1991 A,
     10.000% 03/01/21                                    920,000       1,016,600
PA Chester County Industrial
   Development Authority, Pennsylvania
   Nursing Home, Inc.,
     8.500% 05/01/32                                     765,000         759,507
PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
     9.000% 08/01/22                                     575,000         500,250
WI State Health & Educational Facilities
   Authority, Metro Health
   Foundation, Inc., Series 1993,
     11.000% 11/01/22 (c)                              1,300,000         442,000
                                                                    ------------
                                                                       4,815,457
                                                                    ------------

--------------------------------------------------------------------------------
HOUSING - 2.0%
ASSISTED LIVING/SENIOR - 0.3%
TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
     9.000% 11/01/24                                     485,000         504,400
                                                                    ------------

MULTI-FAMILY - 1.3%
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                                     500,000         508,125
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40                                     250,000         254,063
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     10.250% 07/15/19                                    775,000         794,375
   Series 1989 B,
     (a) 07/15/19 (d)                                    685,000         298,115
Resolution Trust Corp., Pass Through
   Certificates, Series 1993 A,
     8.750% 12/01/16 (e)                                 584,443         587,318
                                                                    ------------
                                                                       2,441,996
                                                                    ------------

SINGLE FAMILY - 0.4%
CO State Housing Finance Authority,
   Series 2000 B-2,
     7.250% 10/01/31                                $    390,000    $    433,785
IL Chicago, Series 2000 A,
     7.150% 09/01/31                                     360,000         402,433
                                                                    ------------
                                                                         836,218
                                                                    ------------

--------------------------------------------------------------------------------
INDUSTRIAL - 1.4%
FOREST PRODUCTS - 0.5%
MN International Falls, Boise Cascade Corp.,
   Series 1999,
     6.850% 12/01/29                                   1,000,000       1,023,450

MANUFACTURING - 0.9%
KS Wichita Airport Authority Facilities,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                                     475,000         477,052
MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16                                    835,000         900,756
MO State Development Finance Board,
   Procter & Gamble Co., Series 1999,
     5.200% 03/15/29                                     250,000         245,022
                                                                    ------------
                                                                       1,622,830
                                                                    ------------

--------------------------------------------------------------------------------
OTHER - 5.8%
OTHER - 0.2%
SC Tobacco Settlement Revenue
   Management Authority, Series 2001 B,
     6.375% 05/15/28                                     400,000         400,568
                                                                    ------------

POOL/BOND BANK - 0.8%
FL State Municipal Loan Council,
   Series 2000 A,
     (a) 04/01/21                                        520,000         190,278
KS State Development Finance Authority,
   Water Pollution Control,
     5.500% 11/01/17                                   1,125,000       1,220,299
                                                                    ------------
                                                                       1,410,577
                                                                    ------------

REFUNDED/ESCROWED (f) - 4.8%
CA Contra Costa County Public Financing
   Authority, Series 1992 A,
     7.100% 08/01/22                                     635,000         653,644
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993,
     (a) 01/01/23                                      5,250,000       1,721,895
CA State, Series 1995,
     5.750% 03/01/19                                   1,930,000       2,122,325

See notes to investment portfolio.

MUNICIPAL BONDS - 98.3% (continued)                     PAR            VALUE
                                                    ------------    ------------
CA State Educational Facilities Authority,
   Santa Clara University, Series 1996,
     5.000% 09/01/15                                $    800,000    $    889,368
CO Denver City and County Airport,
   Series 1992 B,
     7.250% 11/15/23                                     205,000         213,993
DE State Economic Development Authority,
   Riverside Hospital, Series 1992 A,
     9.500% 01/01/22                                     215,000         246,530
MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992 A,
     9.250% 11/01/12                                     210,000         222,298
NC Lincoln County, Lincoln County Hospital,
     9.000% 05/01/07                                     105,000         122,063
NC State Municipal Power Agency,
   Catawba No. 1, Series 1986,
     5.000% 01/02/20                                   1,670,000       1,697,355
TN Shelby County, Health, Education
   & Housing Facilities Board, Open Arms
   Development Center:
   Series 1992 A,
     9.750% 08/01/19                                     435,000         554,625
   Series 1992 C,
     9.750% 08/01/19                                     435,000         554,625
                                                                    ------------
                                                                       8,998,721
                                                                    ------------

--------------------------------------------------------------------------------
OTHER REVENUE - 0.8%
RECREATION - 0.8%
DC District of Columbia,
   Smithsonian Institute, Series 1997,
     5.000% 02/01/28                                   1,000,000         954,600
FL Capital Trust Agency,
   Seminole Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33                                    500,000         498,750
                                                                    ------------
                                                                       1,453,350
                                                                    ------------

--------------------------------------------------------------------------------
RESOURCE RECOVERY - 1.2%
DISPOSAL - 1.2%
IL Development Finance Authority,
   Waste Management, Inc., Series 1997,
     5.050% 01/01/10                                     500,000         477,375
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Ogden Haverhill Project:
   Series 1995,
     9.000% 09/01/05                                     145,000         152,794
   Series 1998 A,
     5.450% 12/01/12                                   1,250,000       1,038,100
MI State Strategic Fund, United Waste
   Systems, Inc., Series 1995,
     5.200% 04/01/10                                $    500,000    $    484,495
                                                                    ------------
                                                                       2,152,764
                                                                    ------------

--------------------------------------------------------------------------------
TAX-BACKED - 39.2%
LOCAL APPROPRIATED - 1.6%
MN Hibbing Economic Development
   Authority,
     6.400% 02/01/12                                     335,000         340,444
MO St. Louis Industrial Development
   Authority, St. Louis Convention Center,
   Series 2000,
     (a) 07/15/18                                        300,000         131,535
TX Houston Independent School District,
   Public Facilities Corp., Series 1998 A,
     (a) 09/15/13                                      2,500,000       1,444,275
TX Houston, Series 2000,
   6.400% 06/01/27                                     1,000,000       1,104,040
                                                                    ------------
                                                                       3,020,294
                                                                    ------------
LOCAL GENERAL OBLIGATIONS - 17.8%
AK North Slope Borough, Series 2001 A,
     (a) 06/30/12                                      2,000,000       1,231,420
CA Carlsbad Unified School District,
     (a) 05/01/22                                      2,730,000         914,031
CA Las Virenes Unified School District,
   Series 2001 C,
     (a) 11/01/22                                      1,210,000         394,145
CA Los Angeles County,
   Series 1999 A,
     (a) 08/01/21                                      2,135,000         746,844
CA Modesto High School District,
   Stanislaus County, Capital Appreciation,
   Series 2002 A,
     (a) 08/01/19                                      1,350,000         545,400
CA West Contra Costa Unified School District,
   Series 2001 B,
     6.000% 08/01/24                                     250,000         283,610
CO El Paso County School District No. 11,
   Colorado Springs, Series 1996,
     7.125% 12/01/19                                   1,870,000       2,366,672
CO Highlands Ranch Metropolitan District,
   Series 1996,
     6.500% 06/15/11                                   1,375,000       1,619,860
IL Chicago:
   Series 1995 A-2,
     6.250% 01/01/14                                   1,480,000       1,710,303
   Series 1999,
     5.500% 01/01/23                                   1,000,000       1,054,500
   Series 2001 A,
     (a) 01/01/15                                      3,000,000       1,584,060

See notes to investment portfolio.

MUNICIPAL BONDS - 98.3% (continued)                     PAR            VALUE
                                                    ------------    ------------
IL Chicago Board of Education,
   Series 1998 B-1:
     (a) 12/01/11                                   $  1,000,000    $    640,790
     (a) 12/01/21                                      2,000,000         671,480
IL St. Clair County, Series 1999,
     (a) 10/01/16                                      2,000,000         956,900
IL St. Clair County Public Building
   Commission,
   (a) 12/01/13                                        2,000,000       1,148,760
IL Will County School District No. 17,
   Series 2001,
     8.500% 12/01/15                                   1,400,000       1,921,374
MI Chippewa Valley Schools, Series 1998,
     4.750% 05/01/23                                   2,000,000       1,873,380
MI Garden City School District, Series 2001,
     5.500% 05/01/16                                     325,000         345,940
MI St. Johns Public School, Series 1998,
     5.100% 05/01/25                                   1,000,000       1,001,300
NY New York City, Series 1997 A,
     7.000% 08/01/07                                   2,000,000       2,300,940
OH Olmsted Falls School District,
   Series 1999,
     5.500% 12/01/02                                     380,000         386,627
PA Erie, Series 2001 C,
   (a) 11/15/26                                        2,000,000         513,220
TX Brenham, Certificates of Obligation,
   Series 2001,
     5.375% 08/15/16                                   1,040,000       1,092,686
TX Houston Independent School District,
   Series 1999 A,
     4.750% 02/15/22                                   5,000,000       4,665,850
TX Hurst Euless Bedford Independent
   School District, Series 1998,
     4.500% 08/15/25                                   2,500,000       2,189,175
TX La Joya Independent School District,
   Series 1998,
     5.500% 02/15/12                                   1,000,000       1,060,590
                                                                    ------------
                                                                      33,219,857
                                                                    ------------

SPECIAL NON-PROPERTY TAX - 4.7%
CA San Diego Redevelopment Agency,
   Capital Appreciation Tax Allocation Center,
   Series 2001,
     (a) 09/01/21                                      3,725,000       1,296,114
CT State Special Tax Obligation
   Infrastructure, Series 2001 A,
     5.375% 10/01/16                                     500,000         530,270
FL Tampa Sports Authority,
   Tampa Bay Arena Project, Series 1995,
     5.750% 10/01/25                                   1,000,000       1,096,690
NM Dona Ana County, Series 1998,
     5.500% 06/01/15                                $  1,000,000    $  1,091,430
NY New York City Transitional Finance
   Authority, Series 1998 C,
     4.750% 05/01/23                                   2,000,000       1,857,080
NY State Local Government Assistance
   Corp., Series 1993 E,
     5.000% 04/01/21                                   3,000,000       3,014,370
                                                                    ------------
                                                                       8,885,954
                                                                    ------------

SPECIAL PROPERTY TAX - 0.4%
CA Contra Costa County Public Financing
   Authority, Series 1992 A,
     7.100% 08/01/22                                     365,000         373,004
CA Huntington Beach Community Facilities
   District, Grand Coast Resort, Series 2001,
     6.450% 09/01/31                                     300,000         302,625
FL Lexington Oaks Community
   Development District, Series 1998 B,
     5.500% 05/01/05                                      20,000          20,075
                                                                    ------------
                                                                         695,704
                                                                    ------------

STATE APPROPRIATED - 8.3%
IN State Office Building Commission,
   Women's Prison, Series 1995 B,
     6.250% 07/01/16                                   2,820,000       3,279,124
KY State Property & Buildings Commission,
   Project No. 73, Series 2001,
     5.500% 11/01/14                                     455,000         492,501
NY New York State Dormitory Authority:
   City University, Series 1993 A,
     5.750% 07/01/18                                   5,000,000       5,581,650
   Mental Health Services:
   Series 1998 C,
     5.000% 02/15/11                                   1,485,000       1,556,443
   Series 2000 C,
     5.750% 05/15/17                                   1,000,000       1,121,030
NY State Urban Development Corp.,
     5.600% 04/01/15                                   1,000,000       1,103,200
UT State Building Ownership Authority,
   Facilities Master Lease,
   Series 1998 C,
     5.500% 05/15/19                                   1,750,000       1,878,310
WV State Building Commission,
   Series 1998 A,
     5.375% 07/01/18                                     500,000         530,890
                                                                    ------------
                                                                      15,543,148
                                                                    ------------

STATE GENERAL OBLIGATIONS - 6.4%
CA State, Series 1995,
     5.750% 03/01/19                                      70,000          72,193
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                                   1,250,000       1,318,412

See notes to investment portfolio.

MUNICIPAL BONDS - 98.3% (continued)                     PAR            VALUE
                                                    ------------    ------------
MA State, Series 1998 C,
     5.250% 08/01/17                                $  1,000,000    $  1,063,590
NJ State, Series 2001,
     5.250% 07/01/16                                   2,000,000       2,133,580
PR Commonwealth of Puerto Rico:
   Aqueduct & Sewer Authority:
     6.250% 07/01/12                                   1,000,000       1,176,970
     6.250% 07/01/13                                     750,000         887,295
   Series 2001,
     5.500% 07/01/17                                   1,000,000       1,103,980
TX State, Series 1999 ABC,
     5.500% 08/01/35                                   2,000,000       2,030,820
WA State, Series 1998 A,
     4.500% 07/01/23                                   2,340,000       2,098,723
                                                                    ------------
                                                                      11,885,563
                                                                    ------------

--------------------------------------------------------------------------------
TRANSPORTATION - 12.5%
Air Transportation - 1.8%
CA Los Angeles Regional Airport
   Improvement Corp., Series 2002 C,
     7.500% 12/01/24                                     750,000         731,250
IL Chicago O'Hare International Airport,
   United Airlines, Inc., Series 2000 A,
     6.750% 11/01/11                                     800,000         414,000
KY Kenton County Airport Board,
   Delta Airlines, Inc., Series 1992 A,
     7.500% 02/01/20                                     200,000         198,964
MN Minneapolis & St. Paul Metropolitan
   Airport Commission, Northwest
   Airlines, Inc., Series 2001 A,
     7.000% 04/01/25                                     350,000         314,125
NC Charlotte, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27                                     500,000         253,125
   Series 2000,
     7.750% 02/01/28                                     500,000         273,125
NY Port Authority of New York &
   New Jersey, JFK International Air Terminal,
   Series 1997 6,
     6.250% 12/01/08                                   1,000,000       1,128,950
                                                                    ------------
                                                                       3,313,539
                                                                    ------------

Airports - 2.9%
CO Denver City & County Airport:
   Series 1997 E,
     5.250% 11/15/23                                     110,000         110,131
   Series 1997 B,
     7.250% 11/15/23                                     795,000         824,161
MA State Port Authority:
   Series 1998 D,
     5.000% 07/01/28                                $  2,500,000    $  2,400,675
   Series 1999,
     9.640% 07/01/29 (e)                               1,000,000       1,092,180
MN Minneapolis-St. Paul Metropolitan
   Airport Commission, Series 1998 13,
     5.250% 01/01/13                                   1,000,000       1,044,510
                                                                    ------------
                                                                       5,471,657
                                                                    ------------

Ports - 0.9%
FL Gulf Breeze, Series 1998 B,
     4.500% 10/01/27                                   2,000,000       1,785,620
                                                                    ------------

Toll Facilities - 4.8%
CA Foothill/Eastern Transportation
   Corridor Agency, Series 1995 A,
     5.000% 01/01/35                                   1,000,000         903,630
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1997 A,
     (a) 01/15/15                                      2,000,000       1,080,240
CO State Public Highway Authority,
   E-470, Series 1997 B,
     (a) 09/01/11                                      2,000,000       1,304,920
MA State Turnpike Authority,
   Series 1999 A:
     4.750% 01/01/34                                   1,850,000       1,666,036
     5.000% 01/01/39                                   2,000,000       1,875,880
NH State Turnpike Systems, Series 1991 C,
   IFRN (variable rate),
     11.870% 11/01/17                                  1,000,000       1,273,480
PA State Turnpike Commission,
   Oil Franchise Tax Revenue,
   Series 1998 A,
     4.750% 12/01/27                                   1,000,000         923,040
                                                                    ------------
                                                                       9,027,226
                                                                    ------------

TRANSPORTATION - 2.1%
CA San Mateo County Transportation
   District, Series 1998 A,
     4.500% 06/01/18                                   1,000,000         962,430
IL Regional Transportation Authority,
   Series 1994 C,
     7.750% 06/01/20                                   1,000,000       1,333,950
NV State Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000:
     7.375% 01/01/40                                     250,000         243,125
     7.380% 01/20/30                                     250,000         245,000
OH Toledo-Lucas County Port Authority,
   CSX Transportation, Inc., Series 1992,
     6.450% 12/15/21                                   1,000,000       1,056,680
                                                                    ------------
                                                                       3,841,185
                                                                    ------------

See notes to investment portfolio.

MUNICIPAL BONDS - 98.3% (continued)                     PAR            VALUE
                                                    ------------    ------------
UTILITY - 13.5%
INDEPENDENT POWER PRODUCER - 0.6%
MI Midland County Economic
   Development Corp., series 2000,
     6.875% 07/23/09                                $    500,000    $    519,375
NY New York City Industrial Development
   Agency, Brooklyn Navy Yard Partners,
   Series 1997,
     5.650% 10/01/28                                     200,000         195,036
PR Commonwealth of Puerto Rico Industrial,
   Educational, Medical & Environmental
   Cogeneration Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26                                     325,000         336,684
                                                                    ------------
                                                                       1,051,095
                                                                    ------------

Investor Owned - 5.1%
IN Petersburg, Indiana Power & Light Co.,
   Series 1993 B,
     5.400% 08/01/17                                   3,000,000       3,202,170
MI State Strategic Fund, Detroit Edison Co.,
   Series 1998 A,
     5.550% 09/01/29                                   3,000,000       3,033,900
MS State Business Finance Corp., Systems
   Energy Resources Project, Series 1998,
     5.875% 04/01/22                                   1,000,000         957,500
TX Brazos River Authority, Pollution Control,
   Series 2001,
     5.750% 05/01/36                                     500,000         501,885
TX Matagorda County Navigation
   District No. 1, Houston Light &
   Power Co., Series 1997,
     5.125% 11/01/28                                   2,000,000       1,899,260
                                                                    ------------
                                                                       9,594,715
                                                                    ------------

JOINT POWER AUTHORITY - 2.4%
IN State Municipal Power Agency,
   Series 1993 B
     6.000% 01/01/12                                   2,000,000       2,262,980
MA Municipal Wholesale Electric Co.,
   Power Supply System, Project 6-A,
     5.250% 07/01/14                                   1,000,000       1,054,800
NC State Municipal Power Agency,
   Catawba Electric No. 1, Series 1998 A,
     5.500% 01/01/15                                     640,000         695,174
OH Municipal Electricity Generation Agency,
   Series 2001:
     (a) 02/15/25                                      1,000,000         294,320
     (a) 02/15/30                                      1,000,000         221,810
                                                                    ------------
                                                                       4,529,084
                                                                    ------------

MUNICIPAL ELECTRIC - 1.3%
NC University of North Carolina at
   Chapel Hill,
     (a) 08/01/14                                      1,000,000         554,230
NE Public Power District, Series 1998 A,
     5.250% 01/01/11                                $    500,000    $    531,115
TN Metropolitan Government, Nashville
   & Davidson Counties, Series 1996 A,
     (a) 05/15/09                                      1,825,000       1,359,370
                                                                    ------------
                                                                       2,444,715
                                                                    ------------

WATER & SEWER - 4.1%
GA Atlanta, Series 1993,
     5.500% 11/01/22 (g)                               1,000,000       1,070,120
MA State Water Resources Authority:
   Series 1998 A,
     4.750% 08/01/27                                   3,000,000       2,769,570
   Series 1998 B,
     4.500% 08/01/22                                     500,000         455,515
MS Five Lakes Utility District,
     8.250% 07/15/24                                     140,000         129,675
NY NYC Municipal Water Finance Authority,
   Water & Sewer System,
   Capital Appreciation, Series 1998 D,
     (a) 06/15/20                                      3,900,000       1,544,868
WA King County, Series 1999,
     5.250% 01/01/30                                   1,750,000       1,719,883
                                                                    ------------
                                                                       7,689,631
                                                                    ------------

TOTAL MUNICIPAL BONDS
     (cost of $176,927,914)                                          183,686,989
                                                                    ------------

MUNICIPAL PREFERRED STOCK - 0.3%                       SHARES
                                                    ------------
HOUSING - 0.3%
MULTI-FAMILY - 0.3%
Charter Mac Equity Issue Trust,
     7.600% 11/30/50                                     500,000         531,875
                                                                    ------------
     (cost of $500,000) (h)

SHORT-TERM OBLIGATIONS - 0.3%                           PAR
                                                    ------------
VARIABLE RATE DEMAND NOTES (i) - 0.3%
IA State Higher Education Loan Authority,
   St. Ambrose University, Series 1999,
     1.150% 10/01/09                                $    300,000         300,000
MN Maple Grove, Multifamily Revenue,
   Series 1991 B,
     1.100% 11/01/17                                     200,000         200,000
MN Minneapolis, Convention Center,
   Series 2000,
     1.000% 12/01/18                                     100,000         100,000
                                                                    ------------

TOTAL SHORT-TERM OBLIGATIONS
     (cost of $600,000)                                                  600,000
                                                                    ------------
TOTAL INVESTMENTS - 98.9%
     (cost of $178,027,914) (j)                                      184,818,864
                                                                    ------------

OTHER ASSETS & LIABILITIES, NET - 1.1%                                 1,993,681
                                                                    ------------
NET ASSETS* - 100.0%                                                $186,812,545
                                                                    ------------

See notes to investment portfolio.

NOTES TO INVESTMENT PORTFOLIO:

(a)  Zero coupon bond.
(b)  Settlement of this security is on a delayed delivery basis.
(c) This issuer is in default of certain debt covenants. Income is not being fully accrued.
(d) Accrued interest accumulates in the value of the security and is payable at redemption.
(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to $1,679,498, which represented 0.9% of net assets.
(f) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(g) This security, or a portion thereof with a market value of $379,893, is being used to collateralize open futures contracts.
(h) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2002, this security amounted to $531,875, which represents 0.3% of net assets.

     Additional information on this restricted security is as follows:

                                                     ACQUISITION    ACQUISITION
     SECURITY                                           DATE           COST
     --------                                       ------------    ------------
     Charter Mac Equity Issue Trust,
       7.600%, 11/30/50                               07/06/00      $    500,000

(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2002.
(j) Cost for generally accepted accounting principles is $178,027,914. Cost for federal income tax purposes is $177,823,697. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Short futures contracts open at May 31, 2002:

                                        PAR VALUE                    UNREALIZED
                                        COVERED BY    EXPIRATION    APPRECIATION
        TYPE                            CONTRACTS       MONTH      (DEPRECIATION)
        ----                            ----------    ----------   -------------
Municipal Bond Index                    $5,700,000    September     $    (17,524)
10 Year U.S. Treasury Note               7,200,000    September          (51,848)
30 Year U.S. Treasury Bond               6,700,000    September           21,865
                                                                    ------------
                                                                    $    (47,507)
                                                                    ------------

ACRONYM                                   NAME
-------                        --------------------------
IFRN                           Inverse Floating Rate Note

*  Net assets represent both Common Shares and Auction Preferred Shares.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, (Unaudited)

ASSETS:
Investments, at cost                              $  178,027,914
                                                  --------------
Investments, at value                             $  184,818,864
Receivable for:
   Investments sold                                      711,664
   Interest                                            2,906,973
   Futures variation margin                               19,971
Deferred Trustees' compensation plan                       5,480
                                                  --------------
   Total Assets                                      188,462,952
                                                  --------------

LIABILITIES:
Payable due to custodian bank                            705,545
Payable for:
   Investments purchased on a delayed delivery
     basis                                               146,006
   Distributions -- common shares                        644,504
   Distributions -- preferred shares                      10,878
   Management fee                                        101,658
   Pricing and bookkeeping fees                            9,570
   Trustees' fee                                              13
Deferred Trustees' fee                                     5,480
Other liabilities                                         26,753
                                                  --------------
   Total Liabilities                                   1,650,407
                                                  --------------

Auction Preferred Shares (2,400 shares issued and
   outstanding at $25,000 per share)                  60,000,000
                                                  --------------

COMPOSITION OF NET ASSETS APPLICABLE TO
   COMMON SHARES:
Paid-in capital -- common shares                  $  126,993,094
Undistributed net investment income                      381,940
Accumulated net realized loss                         (7,305,932)
Net unrealized appreciation (depreciation) on:
   Investments                                         6,790,950
   Futures contracts                                     (47,507)
                                                  --------------
Net assets at value applicable to 11,509,000
   common shares of beneficial interest
   outstanding                                    $  126,812,545
                                                  ==============

Net asset value per common share                  $        11.02
                                                  ==============

STATEMENTS OF OPERATIONS

Fot the six Months Ended May 31, 2002 (Unaudited)

INVESTMENT INCOME:

Interest                                          $    5,295,823
                                                  --------------

EXPENSES:
Management fee                                           601,524
Pricing and bookkeeping fees                              47,703
Trustees' fee                                              6,244
Preferred shares remarketing commissions                  74,880
Other expenses                                            77,855
                                                  --------------
   Total Expenses                                        808,206
Custody earnings credit                                     (509)
                                                  --------------
   Net Expenses                                          807,697
                                                  --------------
Net Investment Income                                  4,488,126
                                                  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FUTURES
   CONTRACTS:
Net realized gain (loss) on:
   Investments                                          (321,916)
   Futures contracts                                     392,809
                                                  --------------
     Net realized gain                                    70,893
                                                  --------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                          (208,036)
   Futures contracts                                    (491,602)
                                                  --------------
     Net change in unrealized
        appreciation/depreciation                       (699,638)
                                                  --------------
Net Loss                                                (628,745)
                                                  --------------
Net Increase in Net Assets from Operations             3,859,381
                                                  --------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
   From net investment income                           (453,005)
                                                  --------------
Increase in Net Assets from Operations
   Applicable to Common Shares                    $    3,406,376
                                                  --------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        (UNAUDITED)
                                                                                        SIX MONTHS
                                                                                           ENDED       YEAR ENDED
                                                                                           MAY 31,     NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                          2002          2001
----------------------------------                                                    -------------- --------------

OPERATIONS:
Net investment income                                                                 $   4,488,126  $   8,682,715
Net realized gain on investments and futures contracts                                       70,893      1,614,053
Net change in unrealized appreciation/depreciation on investments and
  futures contracts                                                                        (699,638)     4,304,408
                                                                                      -------------  -------------
     Net Increase from Operations                                                         3,859,381     14,601,176
                                                                                      -------------  -------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                 (453,005)    (1,811,142)
                                                                                      -------------  -------------
     Increase in Net Assets from Operations Applicable to Common Shares                   3,406,376     12,790,034
                                                                                      -------------  -------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                               (3,867,024)    (6,882,385)
                                                                                      -------------  -------------
     Total Increase (Decrease) in Net Assets Applicable to Common Shares                   (460,648)     5,907,649
                                                                                      -------------  -------------

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                     127,273,193    121,365,544
                                                                                      -------------  -------------
End of period (including undistributed net investment income of $381,940 and
  $44,867, respectively)                                                              $ 126,812,545  $ 127,273,193
                                                                                      =============  =============

NUMBER OF FUND SHARES:
Common Shares:
  Outstanding at end of period                                                           11,509,000     11,509,000
                                                                                      -------------  -------------
Preferred Shares:
  Outstanding at end of period                                                                2,400          2,400
                                                                                      -------------  -------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Investment Grade Municipal Trust (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end, management investment company. The Trust's investment goal is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income generally exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 2,400 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:

Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At November 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:


       YEAR OF EXPIRATION      CAPITAL LOSS CARRYFORWARD
       ------------------      -------------------------
              2003                   $   172,808
              2004                     1,454,485
              2008                     3,464,384
                                     -----------
                                     $ 5,091,677
                                     ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $168,976 increase in cost of securities and a corresponding $168,976 decrease in net unrealized appreciation, based on securities held by the Trust on December 1, 2001.

The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $36,781, decrease net unrealized appreciation by $35,241, and increase net realized loss by $1,540. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to common shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2002 was 1.60%. For the six months ended May 31, 2002, the Trust declared dividends to Auction Preferred shareholders amounting to $453,005 representing an average APS dividend rate for such period of 1.52%.

NOTE 2. FEE AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets are more than $50 million, a monthly fee equal to the average weekly net assets of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

OTHER:

The Trust pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $509 of custody fees were reduced by balance credits for the six months ended May 31, 2002. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PREFERRED SHARE OFFERING

The Trust currently has outstanding 2,400 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2002, there were no such restrictions on the Trust.

Certain reclassifications have been made relating to the presentation of the APS in the Statement of Changes in Net Assets for the year ending November 30, 2001 and the financial highlights for the year ending November 30, 2001 and 2000 to conform to current requirements.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations, were $4,838,991 and $6,020,190, respectively.

Unrealized appreciation (depreciation) at May 31, 2002, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation               $  11,725,342
Gross unrealized depreciation                  (4,730,175)
                                            -------------
  Net unrealized appreciation               $   6,995,167
                                            =============

OTHER:

The Trust had greater than 10% of its net assets at May 31, 2002, invested in New York, Texas and Massachusetts, collectively.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

The Trust may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires. Refer to the Trust's Investment Portfolio for a summary of open futures contracts at May 31, 2002.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                      (UNAUDITED)                                                  PERIOD
                                                   SIX MONTHS ENDED               YEAR ENDED NOVEMBER 30,           ENDED
                                                        MAY 31,                ----------------------------      NOVEMBER 30,
                                                        2002                      2001             2000            1999(a)
                                                   ----------------            -----------      -----------      ------------

NET ASSET VALUE, BEGINNING OF PERIOD               $          11.06            $     10.55      $     10.31      $      11.49
                                                   ----------------            -----------      -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.35(b)(c)             0.75(c)          0.81(d)           0.58
Net realized and unrealized gain (loss) on
 investments and futures contracts                            (0.01)(b)               0.52             0.27             (1.12)
                                                   ----------------            -----------      -----------      ------------
 Total from Investment Operations                              0.34                   1.27             1.08             (0.54)
                                                   ----------------            -----------      -----------      ------------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                                    (0.04)                 (0.16)           (0.22)            (0.05)
                                                   ----------------            -----------      -----------      ------------
 Total from Investment Operations Applicable
  to Common Shareholders                                       0.30                   1.11             0.86             (0.59)
                                                   ----------------            -----------      -----------      ------------
LESS DISTRIBUTIONS DECLARED TO
  COMMON SHAREHOLDERS:
From net investment income                                    (0.34)                 (0.60)           (0.60)            (0.52)
In excess of net investment income                               --                     --               --                --
                                                   ----------------            -----------      -----------      ------------
 Total Distributions Declared to
  Common Shareholders                                         (0.34)                 (0.60)           (0.60)            (0.52)
                                                   ----------------            -----------      -----------      ------------
LESS CAPITAL TRANSACTIONS:
Commissions and offering costs -- preferred shares               --                     --            (0.02)            (0.07)
                                                   ----------------            -----------      -----------      ------------
NET ASSET VALUE, END OF PERIOD                     $          11.02            $     11.06      $     10.55      $      10.31
                                                   ================            ===========      ===========      ============
Market price per share -- common shares            $          10.44            $     10.87      $      8.92      $       9.06
                                                   ================            ===========      ===========      ============
Total return -- based on market value
 -- common shares (f)                                        (0.83)%(g)              29.28%            5.20%           (14.64)%(g)
                                                   ================            ===========      ===========      ============
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)(i)                                                1.27%(j)               1.28%            1.31%             1.03%(j)
Net investment income (h)(i)                                   7.17%(b)(j)            6.80%            7.91%             5.75%(j)
Net investment income (h)(i)                                   6.45%(b)(j)(k)         5.38%(k)         5.80%(k)          5.26%(j)(k)
Portfolio turnover rate                                           3%(g)                 31%              23%               25%(g)
Net assets, end of period (000's) -- common shares $        126,813            $   127,273      $   121,366      $    118,660

                                                                                         YEAR ENDED DECEMBER 31,  1998
                                                                               -----------------------------------------------
                                                                                   1998               1997           1996
                                                                               -------------     -------------   -------------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $      11.43       $      10.87   $       11.05
                                                                               ------------       ------------   -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                  0.60               0.62            0.63
Net realized and unrealized gain (loss) on
 investments and futures contracts                                                     0.07               0.58           (0.19)
                                                                               ------------       ------------   -------------
 Total from Investment Operations                                                      0.67               1.20            0.44
                                                                               ------------       ------------   -------------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                                                               --                 --              --
                                                                               ------------       ------------   -------------
 Total from Investment Operations Applicable
  to Common Shareholders                                                               0.67               1.20            0.44
                                                                               ------------       ------------   -------------
LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income                                                            (0.61)             (0.64)          (0.62)
In excess of net investment income                                                       --(e)              --              --
                                                                               ------------       ------------   -------------
 Total Distributions Declared to
  Common Shareholders                                                                 (0.61)             (0.64)          (0.62)
                                                                               ------------       ------------   -------------
LESS CAPITAL TRANSACTIONS:
Commissions and offering costs -- preferred shares                                       --                 --              --
                                                                               ------------       ------------   -------------
NET ASSET VALUE, END OF PERIOD                                                 $      11.49       $      11.43   $       10.87
                                                                               ============       ============   =============
Market price per share -- common shares                                        $      11.19       $      10.56   $       10.13
                                                                               ============       ============   =============
Total return -- based on market value
 -- common shares (f)                                                                 11.94%             10.76%           9.06%
                                                                               ============       ============   =============
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)(i)                                                                        0.77%              0.83%           0.88%
Net investment income (h)(i)                                                           5.24%              5.63%           5.80%
Net investment income (h)(i)                                                           5.24%              5.63%           5.80%
Portfolio turnover rate                                                                  24%                21%             20%
Net assets, end of period (000's) -- common shares                             $    132,242       $    131,503   $     125,125

(a) The Trust changed its fiscal year end from December 31 to November 30.
(b) Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 7.11% to 7.17% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.39% to 6.45%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Rounds to less than $0.01 per share.
(f) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i) Ratios reflect average net assets available to common shares only.
(j) Annualized.
(k) Ratios reflect reduction for dividend payments to preferred shareholders.

                                                                                           YEAR ENDED DECEMBER 31,
                                                                           -------------------------------------------------------
                                                                              1995           1994           1993          1992
                                                                           -----------   ------------   ------------   ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                       $      9.93   $      11.05   $      10.96   $     11.09
                                                                           -----------   ------------   ------------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                             0.64           0.67           0.79          0.85
Net realized and unrealized gain (loss) on investments
 and futures contracts                                                            1.11          (1.12)          0.09         (0.13)
                                                                           -----------   ------------   ------------   -----------
 Total Income from Investment Operations                                          1.75          (0.45)          0.88          0.72
                                                                           -----------   ------------   ------------   -----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                       (0.63)         (0.67)         (0.79)        (0.85)
                                                                           -----------   ------------   ------------   -----------
NET ASSET VALUE, END OF PERIOD                                             $     11.05   $       9.93   $      11.05   $     10.96
                                                                           -----------   ------------   ------------   -----------
Market price per share -- common shares                                    $      9.88   $       9.25   $      10.75   $     11.75
                                                                           ===========   ============   ============   ===========
Total return -- based on market value -- common shares (a)                       13.87%         (8.12)%        (2.16)%        7.43%
                                                                           ===========   ============   ============   ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                                                                      1.08%          0.94%          0.87%         0.86%
Net investment income (b)                                                         6.08%          6.46%          7.08%         7.76%
Portfolio turnover rate                                                             37%            34%            35%           18%
Net assets, end of period (000's) -- common shares                         $   127,118   $    114,260   $    127,213   $   126,169

(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

ASSET COVERAGE REQUIREMENTS

                                                            INVOLUNTARY
                                           ASSET            LIQUIDATING              AVERAGE
                     TOTAL AMOUNT         COVERAGE          PREFERENCE             MARKET VALUE
                     OUTSTANDING          PER SHARE          PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------
  05/31/02*         $ 60,000,000          $  77,839         $    25,005            $     25,000
  11/30/01            60,000,000             78,030              25,005                  25,000
  11/30/00            60,000,000             75,569              25,009                  25,000
  11/30/99**          60,000,000             74,444              25,003                  25,000

* Unaudited.
**On August 26, 1999, the Trust began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS

On May 22, 2002, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Items listed on the Trust's Proxy Statement for said Meeting. On March 1, 2002, the record date for the Meeting, the Trust had 11,509,000 common shares outstanding. The votes cast were as follows:

                                     FOR            WITHHELD
                                     ---            --------
PROPOSAL 1:

ELECTION OF TRUSTEES:
  Richard W. Lowry                10,566,451         149,447
  William E. Mayer                10,571,193         144,704
  Anne-Lee Verville               10,565,568         150,330

On March 1, 2002, the record date for the Meeting, the Trust had 2,400 preferred shares outstanding. The votes cast were as follows:

                                        FOR       WITHHELD
                                        ---       --------
PROPOSAL 1:

ELECTION OF TRUSTEES:
  Richard W. Lowry                     2,045         0
  Salvatore Macera                     2,045         0
  Charles Nelson                       2,045         0
  Thomas E. Stizel                     2,045         0
  Anne-Lee Verville                    2,045         0

DIVIDEND REINVESTMENT PLAN

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company*, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

* EquiServe Trust Company, N.A. currently serves as Agent under the Dividend Reinvestment Plan.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Investment Grade Municipal Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA 02021
1-800-730-6001

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST     SEMIANNUAL REPORT
















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